Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Information by Segment
The following tables present revenue, cost of revenue, SG&A, R&D, employee termination and restructuring, goodwill impairments, D&A, operating (loss) income from continuing operations, earnings (loss) from equity investments, total assets and capital expenditures for the years ended (or at) December 31, 2015, 2014 and 2013, respectively, by business segment. Certain unallocated corporate amounts consisted primarily of general and administrative expenses, other income (expense), D&A expense and unallocated assets and capital expenditures.

	Year Ended December 31, 2015
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$956.3	$185.5	$210.0	$1,351.8
Product sales	817.3	45.7	—	863.0
Instant games	—	544.0	—	544.0
Total revenue	1,773.6	775.2	210.0	2,758.8

Cost of services (1)	190.1	109.8	72.8	372.7
Cost of product sales (1)	370.2	35.3	—	405.5
Cost of instant games (1)	—	325.9	—	325.9
Selling, general and administrative	285.1	67.0	66.3	418.4
Research and development	154.9	6.3	22.7	183.9
Employee termination and restructuring	11.2	0.2	1.5	12.9
Depreciation and amortization	728.6	95.9	19.6	844.1
Goodwill impairments	935.0	67.6	—	1,002.6
Segment operating (loss) income from continuing operations	$(901.5)	$67.2	$27.1	$(807.2)
Unallocated corporate costs				(217.4)
Consolidated operating loss				$(1,024.6)

Earnings from equity investments	$3.5	$13.4	$—	$16.9
Assets at December 31, 2015	$6,135.2	$1,116.6	$211.9
Unallocated assets at December 31, 2015				268.5
Consolidated assets at December 31, 2015				$7,732.2
Gaming, lottery and interactive capital expenditures	$234.8	$43.9	$6.7
Unallocated capital expenditures for the year ended December 31, 2015				38.2
Consolidated capital expenditures for the year ended December 31, 2015				$323.6
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(1)	Exclusive of D&A.

	Year Ended December 31, 2014
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$442.6	$201.4	$144.5	$788.5
Product sales	363.8	101.1	—	464.9
Instant games	—	533.0	—	533.0
Total revenue	806.4	835.5	144.5	1,786.4

Cost of services (1)	111.0	120.8	51.9	283.7
Cost of product sales (1)	195.5	78.8	—	274.3
Cost of instant games (1)	—	291.4	—	291.4
Selling, general and administrative	235.3	73.3	57.3	365.9
Research and development	98.7	4.6	13.7	117.0
Employee termination and restructuring	15.5	3.5	7.1	26.1
Depreciation and amortization	318.7	97.1	13.3	429.1
Segment operating (loss) income from continuing operations	$(168.3)	$166.0	$1.2	$(1.1)
Unallocated corporate costs				(171.6)
Consolidated operating loss				$(172.7)

Earnings (loss) from equity investments	$3.3	$(10.9)	$—	$(7.6)
Assets at December 31, 2014	$7,853.0	$1,407.2	$185.5
Unallocated assets at December 31, 2014				275.4
Consolidated assets at December 31, 2014				$9,721.1
Gaming, lottery and interactive capital expenditures	$160.5	$58.3	$5.4
Unallocated capital expenditures for the year ended December 31, 2014				14.1
Consolidated capital expenditures for the year ended December 31, 2014				$238.3
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(1)	Exclusive of D&A.

	Year Ended December 31, 2013
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$181.8	$203.2	$30.0	$415.0
Product sales	88.7	71.2	—	159.9
Instant games	—	516.0	—	516.0
Total revenue	270.5	790.4	30.0	1,090.9

Cost of services (1)	77.9	113.8	11.4	203.1
Cost of product sales (1)	56.4	47.1	—	103.5
Cost of instant games (1)	—	285.1	—	285.1
Selling, general and administrative	87.1	70.7	10.1	167.9
Research and development	17.4	5.5	3.1	26.0
Employee termination and restructuring	6.7	5.1	1.9	13.7
Depreciation and amortization	103.9	94.5	2.7	201.1
Segment operating (loss) income from continuing operations	$(78.9)	$168.6	$0.8	$90.5
Unallocated corporate costs				(108.8)
Consolidated operating loss				$(18.3)

(Loss) earnings from equity investments	$(12.1)	$13.6	$—	$1.5
Assets at December 31, 2013	$2,333.6	$1,581.1	$84.1
Unallocated assets at December 31, 2013				110.8
Consolidated assets at December 31, 2013 (2)				$4,109.6
Gaming, lottery and interactive capital expenditures	$75.8	$79.0	$3.2
Unallocated capital expenditures for the year ended December 31, 2013				7.8
Consolidated capital expenditures for the year ended December 31, 2013				$165.8
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(1)	Exclusive of D&A.

(2)	Includes the impact of adopting ASU 2015-03, ASU 2015-15, and ASU 2015-17.

Reconciliation of Reportable Segment Operating Income to Income (Loss) Before Income Taxes
The following table presents a reconciliation of business segment operating (loss) income to net loss from continuing operations before income taxes for each period:

	Years Ended December 31,
	2015	2014	2013
Reported segment operating (loss) income from continuing operations	$(807.2)	$(1.1)	$90.5
Unallocated corporate costs	(217.4)	(171.6)	(108.8)
Consolidated operating loss	(1,024.6)	(172.7)	(18.3)
Interest expense	(664.9)	(307.2)	(119.5)
Earnings (loss) from equity investments	16.9	(7.6)	1.5
Loss on early extinguishment of debt	—	(25.9)	(5.9)
Gain on sale of equity interest	—	14.5	—
Other (expense) income, net	(21.6)	4.0	(1.1)
Net loss from continuing operations before income taxes	$(1,694.2)	$(494.9)	$(143.3)

Schedule of the Service and Sales Revenue by Customer Location and Long-Lived Assets by Geographic Segment
The following tables present revenue by customer location and long-lived assets by geographic location:

	Years Ended December 31,
	2015	2014	2013
Revenue:
United States (1)	$2,144.0	$1,070.1	$559.8
North America, other than United States	175.0	131.0	74.2
United Kingdom	157.5	162.5	157.5
Europe, other than the United Kingdom	182.1	283.6	213.2
Other	100.2	139.2	86.2
Total (2)	$2,758.8	$1,786.4	$1,090.9

	As of December 31,
	2015	2014
Property and equipment, net:
United States	$606.4	$771.1
North America, other than United States	43.4	59.9
United Kingdom	76.8	96.6
Europe, other than the United Kingdom	28.6	34.2
Other	38.8	51.0
Total (3)	$794.0	$1,012.8
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(1)	Sales to international customers originating from the U.S. were $185.5 million, $58.1 million and $18.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	Total revenue from international customers for the years ended December 31, 2015, 2014 and 2013 was $614.8 million, $716.3, million and $531.1 million, respectively.

(3)	Total property and equipment held outside the United States as of December 31, 2015 and 2014 was $187.6 million and $241.7 million, respectively.